AST PGIM FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 101.6%
Asset-Backed Securities — 4.1%
Automobiles — 1.7%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25		1,751	$1,736,008
Series 2020-02, Class D
2.130%	03/18/26		200	188,214
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26		1,800	1,706,515
Series 2020-02A, Class A, 144A
2.020%	02/20/27		10,176	9,348,533
Series 2021-02A, Class C, 144A
2.350%	02/20/28		6,200	5,298,691
Series 2022-04A, Class A, 144A
4.770%	02/20/29		2,900	2,849,564
Series 2023-03A, Class B, 144A
6.120%	02/22/28		8,100	8,095,447
Chase Auto Owner Trust,
Series 2022-AA, Class D, 144A
5.400%	06/25/30		1,300	1,262,492
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25		363	360,795
Series 2020-03A, Class D
1.730%	07/15/26		200	194,251
Series 2021-03A, Class D
1.550%	06/15/27		16,800	15,475,466
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	5,100	3,455,170
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		13,522	12,292,094
Series 2021-01, Class C, 144A
1.910%	10/17/33		1,522	1,366,967
Series 2021-02, Class C, 144A
2.110%	05/15/34		1,675	1,482,284
GMF Floorplan Owner Revolving Trust,
Series 2020-01, Class C, 144A
1.480%	08/15/25		100	98,302
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A
2.630%	06/25/26		1,200	1,098,434
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		15,845	14,034,969
Series 2021-02A, Class B, 144A
2.120%	12/27/27		500	440,392
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25		4,435	4,151,401
Series 2021-01A, Class C, 144A
2.050%	12/26/25		400	371,240
Series 2022-02A, Class B, 144A
2.650%	06/26/28		2,400	2,115,991
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28	338	$327,439
Series 2021-02, Class D, 144A
1.138%	12/26/28	226	217,514
Series 2021-02, Class E, 144A
2.280%	12/26/28	635	610,772
Series 2021-03, Class D, 144A
1.009%	02/26/29	1,293	1,218,767
Series 2021-03, Class G, 144A
9.812%	02/26/29	3,300	2,913,328
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	10,526	10,220,869
Series 2019-01A, Class B, 144A
3.950%	11/14/28	600	567,921
Series 2021-01A, Class C, 144A
1.420%	07/14/28	1,235	1,103,647
Series 2021-01A, Class D, 144A
1.620%	11/14/30	1,875	1,649,185
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	305	298,429
Series 2022-C, Class E, 144A
11.366%	12/15/32	1,353	1,354,463
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25	29	29,203
Series 2020-02, Class D
2.220%	09/15/26	300	293,354
Series 2020-03, Class D
1.640%	11/16/26	1,200	1,163,658
Series 2021-01, Class D
1.130%	11/16/26	6,210	5,904,376
Series 2021-02, Class D
1.350%	07/15/27	4,732	4,464,864
Series 2022-05, Class C
4.740%	10/16/28	1,000	980,234
Series 2022-06, Class C
4.960%	11/15/28	700	687,926
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	230	223,273
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27	5,450	4,882,724
			126,535,166
Collateralized Debt Obligations — 0.1%
BDS Ltd. (Cayman Islands),
Series 2019-FL04, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.809%(c)	08/15/36	4	3,744
A1

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Debt Obligations (cont’d.)
MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.910%(c)	02/19/37		9,800	$9,525,822
				9,529,566
Consumer Loans — 0.9%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	2,115	1,488,528
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		200	179,728
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		7,312	7,186,395
Series 2021-01A, Class A, 144A
1.900%	11/20/31		4,534	3,956,781
Series 2021-01A, Class B, 144A
2.470%	11/20/31		250	212,440
Series 2021-02A, Class C, 144A
3.090%	04/20/32		2,600	2,119,707
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		1,298	1,283,224
Series 2020-AA, Class A, 144A
2.190%	08/21/34		400	382,810
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		9,385	8,422,442
Series 2021-01A, Class A1, 144A
1.550%	06/16/36		7,200	6,301,732
Series 2022-02A, Class D, 144A
6.550%	10/14/34		1,830	1,769,967
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		4,952	4,818,844
Series 2019-A, Class D, 144A
6.220%	08/08/25		781	741,478
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		3,616	3,423,209
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29		8,806	8,760,555
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		6,600	6,183,090
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30		1,700	1,610,769
Series 2021-01, Class C, 144A
1.610%	09/25/30		2,300	2,121,885
Series 2021-01, Class D, 144A
2.040%	09/25/30		2,340	2,143,511
				63,107,095
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Credit Cards — 0.4%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)
5.040%(c)	03/15/29	GBP	2,916	$3,582,048
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
5.807%(c)	03/15/29		2,059	2,038,313
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)
4.870%(c)	07/15/29	GBP	1,800	2,198,551
Series 2021-03A, Class A2, 144A, SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.707%(c)	11/15/29		10,000	9,811,070
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
5.470%(c)	11/15/28	GBP	8,444	10,402,810
				28,032,792
Equipment — 0.1%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		7,180	6,690,723
Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.485%(c)	05/25/34		447	412,014
Asset-Backed Funding Certificates Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)
5.670%(c)	08/25/33		3	2,705
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
6.345%(c)	03/25/43		226	217,854
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
5.325%(c)	01/25/34		604	566,897
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46		462	180,809
Home Equity Asset Trust,
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.925%(c)	04/25/34		271	260,874
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.545%(c)	09/25/34		338	264,665
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
5.745%(c)	04/25/34		351	332,819

A2

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
5.565%(c)	07/25/34	66	$63,475
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC07, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
5.895%(c)	06/25/33	97	96,494
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
5.865%(c)	10/25/33	43	41,956
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)
6.420%(c)	11/25/32	12	11,728
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
5.485%(c)	08/25/33	389	367,780
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	4,492	4,568,951
			7,389,021
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	890	875,061
Other — 0.3%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
6.967%(c)	04/25/23	3,980	3,948,872
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
7.645%(c)	06/25/24	22,027	20,725,422
			24,674,294
Residential Mortgage-Backed Securities — 0.3%
Ameriquest Mortgage Securities Trust,
Series 2006-R01, Class M1, 1 Month LIBOR + 0.585% (Cap N/A, Floor 0.585%)
5.430%(c)	03/25/36	122	121,619
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
5.445%(c)	02/25/34	104	94,039
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
4.625%(c)	10/25/34	271	259,515
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Chase Funding Trust,
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
5.505%(c)	11/25/32		152	$148,830
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
5.895%(c)	11/25/34		152	149,541
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35		9	8,003
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
3.898%(c)	11/25/60	EUR	5,297	5,451,206
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)
7.320%(c)	06/25/34		150	145,348
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
6.690%(c)	01/25/35		287	275,060
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.403%(c)	09/27/75	EUR	7,777	8,057,581
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
5.557%(c)	09/25/34		956	910,253
TFS (Spain),
Series 2018-03
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
5.646%(c)	04/16/23^	EUR	7,167	7,368,606
				22,989,602
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33		52	49,448
Student Loans — 0.2%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45		3,253	2,818,946
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		2,471	2,312,511
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		364	352,950
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		401	365,443
Series 2020-GA, Class A, 144A
1.170%	09/16/69		588	525,710

A3

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	4,425	$4,125,320
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	7,572	7,060,138
			17,561,018

Total Asset-Backed Securities (cost $311,621,280)			307,433,786
Commercial Mortgage-Backed Securities — 15.8%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A5, 144A
2.513%	06/15/54	5,000	4,087,244
Series 2021-MF03, Class A5, 144A
2.575%	10/15/54	17,100	13,992,116
AREIT Trust,
Series 2019-CRE03, Class A, 144A, 1 Month SOFR + 1.384% (Cap N/A, Floor 1.020%)
6.044%(c)	09/14/36	4	4,062
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.235%(cc)	05/15/49	4,200	3,886,956
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	13,328	12,402,906
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,996	1,852,796
Series 2018-BN13, Class A4
3.953%	08/15/61	7,751	7,291,946
Series 2019-BN18, Class A3
3.325%	05/15/62	1,650	1,480,013
Series 2019-BN20, Class A2
2.758%	09/15/62	9,802	8,539,405
Series 2019-BN24, Class A3
2.960%	11/15/62	1,737	1,515,219
Series 2021-BN33, Class A4
2.270%	05/15/64	3,500	2,876,686
Series 2021-BN34, Class A5
2.438%	06/15/63	2,109	1,709,647
Series 2021-BN35, Class A4
2.031%	06/15/64	3,000	2,388,008
Series 2021-BN36, Class A4
2.218%	09/15/64	28,300	22,753,984
Series 2022-BNK43, Class A5
4.399%	08/15/55	3,700	3,490,923
Series 2022-BNK43, Class ASB
4.502%(cc)	08/15/55	3,700	3,568,217
Series 2022-BNK44, Class A5
5.746%(cc)	11/15/55	18,000	18,816,136
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,020,011
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	$429,065
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	348,834
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,610	1,241,570
Series 2018-CHRS, Class D, 144A
4.267%(cc)	08/05/38	550	368,344
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
5.557%(c)	03/15/37	2,300	2,104,486
Series 2019-C03, Class A3
3.319%	05/15/52	5,347	4,874,239
Series 2019-C04, Class A4
2.661%	08/15/52	10,106	8,986,602
Series 2019-C05, Class A3
2.805%	11/15/52	1,000	874,856
Series 2020-C06, Class A3
2.390%	02/15/53	4,400	3,715,189
Series 2021-C11, Class A4
2.043%	09/15/54	31,900	25,658,806
Series 2022-C17, Class A5
4.441%	09/15/55	4,400	4,170,993
Series 2022-C17, Class XB, IO
0.486%(cc)	09/15/55	55,770	2,455,163
Benchmark Mortgage Trust,
Series 2019-B10, Class A3
3.455%	03/15/62	2,300	2,093,716
Series 2019-B12, Class A4
2.859%	08/15/52	1,850	1,621,272
Series 2019-B13, Class A3
2.701%	08/15/57	11,205	9,699,980
Series 2019-B14, Class A3
3.090%	12/15/62	950	875,879
Series 2019-B14, Class A4
2.795%	12/15/62	1,600	1,380,900
Series 2020-B19, Class A5
1.850%	09/15/53	10,000	7,963,398
Series 2020-B20, Class A4
1.746%	10/15/53	17,500	14,021,903
Series 2020-B22, Class A4
1.685%	01/15/54	4,300	3,398,409
Series 2021-B28, Class A4
1.980%	08/15/54	3,000	2,349,006
Series 2021-B29, Class A4
2.138%	09/15/54	29,800	23,701,654
BMO Mortgage Trust,
Series 2022-C03, Class A5
5.313%	09/15/54	2,600	2,627,900
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.834%(c)	09/15/38	11,000	10,305,436
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.384%(c)	09/15/38	2,650	2,484,015

A4

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
7.034%(c)	09/15/38	7,960	$7,455,211
BX Commercial Mortgage Trust,
Series 2019-XL, Class D, 144A, 1 Month SOFR + 1.564% (Cap N/A, Floor 1.564%)
6.392%(c)	10/15/36	5,950	5,781,251
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.114%)
6.942%(c)	10/15/36	952	919,602
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.414%)
7.242%(c)	10/15/36	19,083	18,360,968
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.764%)
7.592%(c)	10/15/36	10,884	10,401,497
Series 2021-CIP, Class E, 144A, 1 Month LIBOR + 2.820% (Cap N/A, Floor 2.820%)
7.504%(c)	12/15/38	32,500	30,517,734
Series 2021-VOLT, Class XCP, IO, 144A
0.000%(cc)	09/15/36	329,370	329
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.527%(c)	01/15/39	22,900	20,890,385
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.527%(c)	01/15/39	9,900	9,134,150
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52	3,600	3,433,213
Series 2019-CF02, Class A4
2.624%	11/15/52	19,188	16,084,207
Series 2019-CF02, Class A5
2.874%	11/15/52	347	294,088
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	2,766	2,548,125
Series 2017-CD05, Class A3
3.171%	08/15/50	9,443	8,654,135
Series 2019-CD08, Class A3
2.657%	08/15/57	17,236	14,901,958
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	29,052	26,863,292
Series 2016-C07, Class A2
3.585%	12/10/54	9,801	9,150,832
Series 2017-C08, Class A3
3.305%	06/15/50	15,844	14,667,567
Series 2017-C08, Class A4
3.572%	06/15/50	6,200	5,775,379
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	4,435	4,066,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	4,667	$4,607,964
Series 2015-GC27, Class XB, IO
0.292%(cc)	02/10/48	76,865	339,705
Series 2015-GC31, Class A3
3.497%	06/10/48	21,371	20,396,312
Series 2015-GC31, Class A4
3.762%	06/10/48	5,140	4,932,668
Series 2017-C04, Class A3
3.209%	10/12/50	6,726	6,184,827
Series 2018-C06, Class A4
4.412%	11/10/51	4,920	4,722,061
Series 2019-GC41, Class A4
2.620%	08/10/56	6,897	5,953,710
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	4,499	4,438,436
Series 2014-CR20, Class A3
3.326%	11/10/47	9,538	9,204,857
Series 2014-UBS04, Class A3
3.430%	08/10/47	1,420	1,417,736
Series 2014-UBS06, Class A4
3.378%	12/10/47	5,877	5,651,103
Series 2015-CR25, Class A3
3.505%	08/10/48	11,423	10,942,060
Series 2015-CR26, Class A3
3.359%	10/10/48	2,577	2,457,860
Series 2015-DC01, Class A4
3.078%	02/10/48	10,280	9,914,645
Series 2015-LC19, Class A3
2.922%	02/10/48	28,439	27,239,076
Series 2015-LC21, Class A3
3.445%	07/10/48	17,099	16,298,855
Series 2015-LC23, Class A3
3.521%	10/10/48	29,242	27,956,712
Series 2015-PC01, Class A5
3.902%	07/10/50	145	140,074
Series 2016-COR01, Class A3
2.826%	10/10/49	19,097	17,687,074
Series 2017-COR02, Class A2
3.239%	09/10/50	3,191	2,957,934
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
6.834%(c)	05/15/36	6,060	5,864,161
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
7.334%(c)	05/15/36	4,222	4,105,038
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	29,177	26,500,556
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,350	6,880,627

A5

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	10,532	$10,071,718
Series 2017-CX10, Class A4
3.191%	11/15/50	5,264	4,841,870
Series 2018-CX12, Class A3 (original cost $4,682,658; purchased 06/27/22)(f)
3.959%	08/15/51	4,845	4,556,010
Series 2019-C15, Class A3
3.779%	03/15/52	4,500	4,178,751
Series 2019-C17, Class A4
2.763%	09/15/52	1,371	1,173,381
DBGS Mortgage Trust,
Series 2018-BIOD, Class A, 144A, 1 Month LIBOR + 0.803% (Cap N/A, Floor 0.803%)
5.487%(c)	05/15/35	11,903	11,692,789
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
6.684%(c)	05/15/35	3,097	2,956,980
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.808%(cc)	12/10/36	1,300	938,538
Series 2016-85T, Class E, 144A
3.808%(cc)	12/10/36	1,200	751,974
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	21,681	19,907,052
Series 2017-C06, Class A4
3.071%	06/10/50	2,700	2,494,353
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	11,000	8,755,083
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month LIBOR + 2.667% (Cap N/A, Floor 2.667%)
7.352%(c)	11/15/38	7,750	7,095,584
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.694%(cc)	09/25/24	1,483	11,618
Series K052, Class X1, IO
0.635%(cc)	11/25/25	60,103	793,728
Series K055, Class X1, IO
1.344%(cc)	03/25/26	11,905	411,077
Series K058, Class X1, IO
0.914%(cc)	08/25/26	193,287	4,924,019
Series K066, Class A2
3.117%	06/25/27	800	766,102
Series K097, Class X1, IO
1.091%(cc)	07/25/29	40,629	2,270,395
Series K098, Class X1, IO
1.144%(cc)	08/25/29	9,058	532,173
Series K101, Class X1, IO
0.835%(cc)	10/25/29	378	16,702
Series K115, Class X1, IO
1.326%(cc)	06/25/30	51,951	3,916,647
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K121, Class X1, IO
1.024%(cc)	10/25/30	241	$14,158
Series K122, Class X1, IO
0.881%(cc)	11/25/30	15,331	789,833
Series K131, Class X1, IO
0.729%(cc)	07/25/31	162,526	7,837,180
Series K736, Class X1, IO
1.287%(cc)	07/25/26	1,997	68,569
Series K741, Class X1, IO
0.570%(cc)	12/25/27	2,005	44,411
Series KG03, Class X1, IO
1.379%(cc)	06/25/30	31,217	2,359,598
Series Q001, Class XA, IO
2.114%(cc)	02/25/32	8,608	699,974
FIVE Mortgage Trust,
Series 2023-V01, Class XA, IO
0.829%(cc)	02/10/56	44,309	1,528,439
FREMF Mortgage Trust,
Series 2017-K63, Class X2A, IO, 144A
0.100%	02/25/50	1,160,993	3,357,708
Series 2017-K68, Class X2A, IO, 144A
0.100%	10/25/49	1,033,040	3,527,624
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47	3,182	3,065,450
Series 2015-GC34, Class A3
3.244%	10/10/48	7,859	7,467,292
Series 2015-GS01, Class A2
3.470%	11/10/48	10,000	9,528,675
Series 2017-GS06, Class A2
3.164%	05/10/50	17,776	16,396,555
Series 2017-GS06, Class A3
3.433%	05/10/50	250	231,853
Series 2018-GS10, Class A4
3.890%	07/10/51	1,550	1,443,547
Series 2019-GC42, Class A3
2.749%	09/10/52	16,400	14,178,130
Series 2020-GC45, Class A4
2.658%	02/13/53	6,890	5,867,946
Series 2020-GC47, Class A4
2.125%	05/12/53	12,000	9,825,187
Series 2020-GSA02, Class A4
1.721%	12/12/53	989	787,483
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	299,565
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4
3.493%	08/15/47	2,264	2,215,409
Series 2015-C27, Class A4
3.179%	02/15/48	10,000	9,505,508
Series 2015-C30, Class A5
3.822%	07/15/48	5,000	4,779,428
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4
3.224%	07/15/50	6,220	5,819,727

A6

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-JP07, Class A4
3.195%	09/15/50	3,000	$2,717,295
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	1,297	1,221,937
Series 2020-COR07, Class A5
2.180%	05/13/53	5,000	4,089,490
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,576	1,456,844
Series 2016-JP02, Class XB, IO
1.059%(cc)	08/15/49	14,440	437,341
Series 2018-AON, Class D, 144A
4.613%(cc)	07/05/31	6,750	4,725,000
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31	510	229,500
Series 2022-ACB, Class A, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.958%(c)	03/15/39	5,000	4,837,032
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	9,750	9,074,238
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month LIBOR + 2.601% (Cap N/A, Floor 2.601%)
7.285%(c)	04/15/38	12,200	11,343,920
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)
7.438%(c)	01/15/27	5,733	5,301,554
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A4
3.600%	06/15/47	3,925	3,842,443
Series 2015-C21, Class A3
3.077%	03/15/48	2,097	1,999,045
Series 2015-C23, Class A4
3.719%	07/15/50	10,380	9,967,630
Series 2016-C29, Class A3
3.058%	05/15/49	215	201,330
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4
3.809%	12/15/48	10,200	9,734,018
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,800	2,565,547
Series 2016-UB12, Class A3
3.337%	12/15/49	983	915,128
Series 2016-UB12, Class A4
3.596%	12/15/49	3,348	3,137,027
Series 2017-H01, Class A4
3.259%	06/15/50	25,000	23,159,178
Series 2017-H01, Class XB, IO
0.682%(cc)	06/15/50	175,741	4,064,081
Series 2019-H07, Class A3
3.005%	07/15/52	5,625	4,956,383
Series 2019-H07, Class A4
3.261%	07/15/52	161	143,728
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-MEAD, Class D, 144A
3.177%(cc)	11/10/36		1,305	$1,133,575
Series 2021-L05, Class A3
2.438%	05/15/54		3,945	3,249,753
Series 2021-L06, Class A3
2.196%(cc)	06/15/54		3,000	2,379,462
Series 2021-L07, Class A4
2.322%	10/15/54		16,100	12,896,768
ONE Mortgage Trust,
Series 2021-PARK, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.814%)
5.641%(c)	03/15/36		8,350	7,857,485
One New York Plaza Trust,
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
7.434%(c)	01/15/36		625	545,134
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
6.632%(c)	10/15/36		17,991	16,412,326
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	202,941
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)
5.581%(c)	08/17/31	GBP	282	329,970
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
5.831%(c)	08/17/31	GBP	376	434,214
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.181%(c)	08/17/31	GBP	18,986	21,439,460
UBS Commercial Mortgage Trust,
Series 2017-C01, Class XB, IO
0.943%(cc)	06/15/50		13,000	442,815
Series 2017-C02, Class A3
3.225%	08/15/50		1,841	1,709,343
Series 2017-C07, Class A4
3.679%	12/15/50		255	236,877
Series 2018-C08, Class A4
3.983%	02/15/51		463	432,824
Series 2018-C12, Class A4 (original cost $7,627,533; purchased 06/27/22)(f)
4.030%	08/15/51		7,918	7,458,755
Series 2019-C16, Class A3
3.344%	04/15/52		8,947	8,210,703
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		1,605	1,568,936
Series 2015-LC20, Class A4
2.925%	04/15/50		11,927	11,353,686
Series 2015-NXS04, Class A3
3.452%	12/15/48		15,245	14,482,927
Series 2016-BNK01, Class A2
2.399%	08/15/49		8,398	7,655,539

A7

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-C35, Class A3
2.674%	07/15/48	3,979	$3,669,024
Series 2016-LC24, Class A3
2.684%	10/15/49	1,363	1,253,032
Series 2016-LC25, Class A4
3.640%	12/15/59	401	376,050
Series 2017-C38, Class A4
3.190%	07/15/50	6,385	5,883,544
Series 2017-C40, Class A3
3.317%	10/15/50	1,330	1,230,203
Series 2017-C41, Class A3
3.210%	11/15/50	10,244	9,388,282
Series 2017-C42, Class A4
3.589%	12/15/50	510	470,204
Series 2017-RB01, Class A4
3.374%	03/15/50	3,397	3,137,423
Series 2019-C49, Class A3
3.749%	03/15/52	9,112	8,696,496
Series 2019-C52, Class A4
2.643%	08/15/52	12,939	11,284,071
Series 2021-C59, Class A5
2.626%	04/15/54	1,296	1,069,158
Series 2021-C60, Class A3
2.061%	08/15/54	3,000	2,433,114
Series 2021-C61, Class A4
2.658%	11/15/54	2,075	1,707,572
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)
9.184%(c)	05/15/31	8,900	7,431,500

Total Commercial Mortgage-Backed Securities (cost $1,204,098,829)			1,179,400,512
Convertible Bond — 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $69,289; purchased 03/21/23)(f)
7.000%	04/17/23(oo)	590	67,815
(cost $69,289)
Corporate Bonds — 41.4%
Aerospace & Defense — 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,230	1,807,628
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	2,560	2,361,299
3.625%	02/01/31	32,710	29,893,962
3.825%	03/01/59	1,540	1,091,495
3.850%	11/01/48	685	510,143
3.950%	08/01/59	2,455	1,805,113
5.150%	05/01/30	98	98,622
5.705%	05/01/40	3,792	3,825,521
5.805%	05/01/50	139	139,755
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	651	$628,622
6.950%	01/17/28	455	457,218
Gtd. Notes, 144A
6.950%	01/17/28	860	864,193
Embraer Overseas Ltd. (Brazil),
Gtd. Notes
5.696%	09/16/23	27	26,865
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,015	1,000,193
			44,510,629
Agriculture — 0.9%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	8,565	6,060,384
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	6,460	5,548,159
3.222%	08/15/24	97	94,172
3.557%	08/15/27	4,585	4,263,889
4.742%	03/16/32	344	319,745
4.906%	04/02/30	260	250,812
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,683	1,598,130
Gtd. Notes, 144A
3.950%	06/15/25	3,560	3,458,673
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	35,075	35,451,145
5.375%	02/15/33	8,750	8,941,395
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41	415	422,331
			66,408,835
Airlines — 0.5%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	342	314,401
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	235	226,709
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	1,355	1,331,520
4.750%	10/20/28	10,665	10,238,398
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	3,612	3,603,885
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	16,005	15,978,927

A8

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	929	$910,067
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	1,262	1,146,991
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30(a)	1,033	929,993
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	820	730,370
			35,411,261
Auto Manufacturers — 0.6%
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	2,705	2,482,959
5.150%	04/01/38	4,270	3,857,940
6.250%	10/02/43	21,525	20,703,536
6.600%	04/01/36	20	20,614
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	1,605	1,601,562
4.300%	07/13/25	875	855,049
Sr. Unsec’d. Notes
2.900%	02/26/25	265	253,317
3.600%	06/21/30	7,485	6,548,810
5.650%	01/17/29	315	318,993
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	135	114,740
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31	5,585	4,515,222
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	01/12/33(a)	6,060	6,149,028
			47,421,770
Auto Parts & Equipment — 0.0%
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30	3,480	2,949,543
Banks — 12.3%
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	06/15/26(oo)	735	721,037
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/11/29(a)	1,040	968,760
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26	6,600	5,910,501
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	6,875	$6,617,498
Jr. Sub. Notes, Series Z
6.500%(ff)	10/23/24(oo)	99	98,901
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32	200	163,485
2.592%(ff)	04/29/31	1,250	1,058,717
2.687%(ff)	04/22/32	1,900	1,586,523
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	13,270	10,638,707
2.496%(ff)	02/13/31	10,558	8,947,627
2.676%(ff)	06/19/41	500	353,460
3.194%(ff)	07/23/30	2,435	2,163,032
3.824%(ff)	01/20/28	2,725	2,599,109
4.078%(ff)	04/23/40	14,560	12,634,267
4.083%(ff)	03/20/51	9,280	7,590,474
4.271%(ff)	07/23/29	1,152	1,108,767
5.015%(ff)	07/22/33(a)	19,750	19,508,675
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40,425	33,775,711
Sub. Notes
6.110%	01/29/37	2,430	2,562,990
Sub. Notes, MTN
4.450%	03/03/26	6,250	6,120,046
Sub. Notes, Series L, MTN
3.950%	04/21/25	1,850	1,792,799
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31	11,025	8,866,616
2.894%(ff)	11/24/32	225	177,533
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	2,055	1,981,873
Sub. Notes
4.836%	05/09/28	1,090	1,024,535
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	4,855	4,277,301
1.675%(ff)	06/30/27	1,840	1,613,975
1.904%(ff)	09/30/28	5,100	4,309,505
2.159%(ff)	09/15/29	7,225	6,080,093
2.219%(ff)	06/09/26	2,685	2,466,037
2.591%(ff)	01/20/28	4,457	3,998,683
2.871%(ff)	04/19/32	1,565	1,300,749
3.132%(ff)	01/20/33	2,835	2,356,412
3.375%	01/09/25	305	292,550
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	5,500	4,713,791
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.277%(ff)	01/20/32	500	388,708
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27	285	259,950
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,275	1,226,167
4.875%	04/01/26	365	355,204

A9

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	13,975	$11,578,985
2.572%(ff)	06/03/31	25,355	21,399,709
2.666%(ff)	01/29/31	16,065	13,724,206
2.976%(ff)	11/05/30	6,450	5,652,890
3.057%(ff)	01/25/33	4,240	3,598,094
3.668%(ff)	07/24/28	675	639,400
3.700%	01/12/26	655	634,671
3.785%(ff)	03/17/33	2,210	1,981,713
3.887%(ff)	01/10/28	2,335	2,235,170
4.075%(ff)	04/23/29	42,831	40,817,059
Sub. Notes
4.125%	07/25/28	15	14,199
4.600%	03/09/26	1,105	1,084,182
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	7,920	7,275,035
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	840	772,800
3.800%	06/09/23	3,530	3,459,400
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	7,370	6,522,450
3.091%(ff)	05/14/32	1,190	956,462
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.311%(ff)	11/16/27	2,246	1,891,050
6.720%(ff)	01/18/29	11,160	11,104,100
Sr. Unsec’d. Notes, SOFR + 1.219%
5.950%(c)	11/16/27	2,560	2,265,751
Sub. Notes
3.742%(ff)	01/07/33	6,345	4,583,860
7.079%(ff)	02/10/34	2,235	2,064,760
Development Bank of Mongolia LLC (Mongolia),
Sr. Unsec’d. Notes
7.250%	10/23/23	800	774,400
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,995	2,759,911
First Horizon Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23	6,210	6,150,345
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,525	1,363,140
2.383%(ff)	07/21/32	15,770	12,828,893
2.600%	02/07/30	2,885	2,477,603
2.615%(ff)	04/22/32	4,370	3,640,074
2.650%(ff)	10/21/32	3,260	2,688,409
3.102%(ff)	02/24/33(a)	46,550	39,896,278
3.500%	04/01/25	435	422,413
3.750%	02/25/26	1,335	1,298,533
3.814%(ff)	04/23/29	4,250	3,997,863
3.850%	01/26/27	3,205	3,094,379
4.017%(ff)	10/31/38	14,830	12,820,902
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.223%(ff)	05/01/29	13,345	$12,735,636
Sub. Notes
5.150%	05/22/45	2,552	2,424,218
6.750%	10/01/37	540	585,578
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26(oo)	200	161,750
4.700%(ff)	03/09/31(oo)	341	252,340
Sr. Unsec’d. Notes
4.292%(ff)	09/12/26	455	436,334
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	700	621,176
3.550%	04/09/24	455	445,863
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	3,970	3,826,754
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	18,645	17,416,987
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)(a)	565	502,494
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	16,085	12,941,201
2.069%(ff)	06/01/29	8,300	7,187,914
2.525%(ff)	11/19/41	43,066	30,141,890
2.545%(ff)	11/08/32	1,806	1,499,152
2.580%(ff)	04/22/32	9,460	7,968,440
2.739%(ff)	10/15/30	214	186,748
2.950%	10/01/26	755	713,531
2.963%(ff)	01/25/33	450	385,185
3.509%(ff)	01/23/29	87	81,480
3.782%(ff)	02/01/28	1,715	1,641,316
3.960%(ff)	01/29/27	545	528,835
3.964%(ff)	11/15/48	3,780	3,133,161
4.005%(ff)	04/23/29	6,715	6,416,798
4.260%(ff)	02/22/48	3,550	3,098,532
4.565%(ff)	06/14/30	657	639,515
4.912%(ff)	07/25/33(a)	35,500	35,296,663
Sub. Notes
2.956%(ff)	05/13/31	112	96,450
KeyBank NA,
Sr. Unsec’d. Notes, MTN
5.000%	01/26/33(a)	6,570	6,100,767
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	1,295	1,208,502
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.048%	07/17/30	266	216,892
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.667%(ff)	05/27/29	30,340	30,684,250
Morgan Stanley,
Sr. Unsec’d. Notes
6.342%(ff)	10/18/33(a)	16,550	18,093,824

A10

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	6,490	$5,220,507
2.699%(ff)	01/22/31	86,795	74,723,189
3.772%(ff)	01/24/29	1,220	1,155,966
3.875%	01/27/26	1,285	1,255,623
4.431%(ff)	01/23/30	7,195	6,925,174
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	7,175	5,633,624
2.511%(ff)	10/20/32	2,950	2,414,589
2.943%(ff)	01/21/33	5,675	4,809,981
3.125%	07/27/26	2,760	2,615,392
3.591%(ff)	07/22/28	695	656,967
3.971%(ff)	07/22/38	480	423,182
Sub. Notes, GMTN
4.350%	09/08/26	3,820	3,726,624
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	1,140	1,116,349
4.892%(ff)	05/18/29	4,195	4,031,086
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	1,350	1,178,242
2.797%(ff)	01/19/28	5,880	5,189,564
2.889%(ff)	06/09/32(a)	1,245	974,841
3.337%(ff)	01/21/33	6,695	5,355,868
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	16,080	15,687,014
6.447%(ff)	01/12/27(a)	3,200	3,184,474
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30	524	426,180
2.696%	07/16/24	5,070	4,909,888
5.766%	01/13/33	26,170	27,246,215
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
0.850%	03/25/24	228	218,212
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.122%(ff)	01/26/34(a)	6,715	6,541,138
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	8,620	6,725,044
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(oo)	477	330,919
Sr. Unsec’d. Notes, 144A
3.126%(ff)	08/13/30	2,615	2,218,243
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26	555	502,041
3.127%(ff)	06/03/32	425	331,890
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	25,050	22,525,023
2.572%(ff)	02/11/31	28,043	23,793,227
2.879%(ff)	10/30/30	27,055	23,478,244
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.350%(ff)	03/02/33	3,235	$2,803,662
4.897%(ff)	07/25/33(a)	32,600	31,797,857
Westpac Banking Corp. (Australia),
Sub. Notes
2.894%(ff)	02/04/30	119	111,831
			918,987,903
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	2,500	2,483,125
4.900%	02/01/46	20,679	20,058,376
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.600%	04/15/48	1,190	1,127,207
5.450%	01/23/39	4,245	4,456,688
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala),
Gtd. Notes, 144A
5.250%	04/27/29	280	258,657
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	1,015	833,710
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.500%	04/15/52(a)	11,670	10,372,982
			39,590,745
Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.600%	03/02/43	11,320	11,672,237
Building Materials — 0.1%
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	1,690	1,592,899
4.300%	07/15/47	4,085	3,370,082
4.400%	01/30/48	5,715	4,780,300
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	235	215,263
			9,958,544
Chemicals — 0.8%
Alpek SAB de CV (Mexico),
Gtd. Notes, 144A
3.250%	02/25/31	439	354,849
Braskem Idesa SAPI (Mexico),
Sr. Sec’d. Notes
6.990%	02/20/32(a)	200	149,000
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	4,120	3,745,286
4.500%	01/31/30(a)	665	560,927

A11

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	8,925	$8,558,770
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
6.900%	05/15/53	775	896,955
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	858	836,777
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26	1,051	1,019,339
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29	1,622	1,523,545
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	1,480	1,355,198
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40	10,100	7,480,722
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	1,293	1,293,520
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	693	686,375
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24(a)	4,105	4,039,033
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	03/27/28	10,275	10,263,589
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31(a)	476	391,510
4.500%	10/22/25	479	464,331
5.125%	06/23/51	419	303,314
5.625%	04/25/24	777	770,182
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26	1,311	1,166,216
2.875%	05/11/31(a)	1,242	977,532
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26(a)	1,783	1,615,376
5.875%	03/27/24	9,380	9,267,440
6.500%	09/27/28	1,030	963,895
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30	5,020	4,203,622
			62,887,303
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services — 0.5%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	165	$116,088
4.700%	11/01/2111	220	204,071
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48	1,558	1,506,196
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	12,861	12,133,088
3.800%	11/01/25(a)	3,545	3,427,740
4.500%	02/15/45	625	557,173
7.000%	10/15/37	2,200	2,599,723
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	188	174,233
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,775	1,689,290
2.900%	05/15/30	266	225,389
2.900%	11/15/31	78	63,929
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60	830	549,314
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	1,775	1,537,643
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	4,103	3,232,751
4.678%	07/01/2114	1,869	1,754,863
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	210	144,272
3.150%	07/15/46	1,030	818,424
3.300%	07/15/56	120	94,672
PSA Treasury Pte Ltd. (Singapore),
Gtd. Notes, GMTN
2.500%	04/12/26	200	188,100
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119	100	71,721
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	80	62,133
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120	80	49,734
Unsec’d. Notes, Series 2017
3.841%	10/01/47	970	858,560
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	1,620	1,360,972

A12

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30(a)	590	$493,879
			33,913,958
Computers — 0.1%
Leidos, Inc.,
Gtd. Notes
5.750%	03/15/33	5,340	5,457,961
Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32	250	226,992
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28	150	130,461
3.300%	01/30/32	163	134,237
4.500%	09/15/23	263	260,836
6.500%	07/15/25	300	301,873
Air Lease Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/27	154	154,837
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	700	590,287
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	189	184,028
4.250%	04/15/26	91	85,439
Sr. Unsec’d. Notes, 144A
2.125%	02/21/26	160	142,075
2.750%	02/21/28	145	121,086
BOC Aviation Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27	200	187,850
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	1,690	1,644,127
CDP Financial, Inc. (Canada),
Gtd. Notes
5.600%	11/25/39	2,750	3,064,796
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series K
5.000%(ff)	06/01/27(oo)	372	316,177
Sr. Unsec’d. Notes, SOFR Index + 1.050%
5.834%(c)	03/03/27	5,760	5,497,633
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	3,830	3,632,745
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31	9,020	6,978,659
6.500%	01/20/43	345	350,382
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31(a)		1,670	$1,309,855
2.710%	01/22/29(a)		7,920	6,705,930
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30		1,900	1,672,675
6.150%	12/06/28		200	206,386
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24		680	664,836
3.950%	04/23/30		250	220,089
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,150	1,008,497
3.350%	05/16/31		400	331,992
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26		160	151,626
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26		4,969	4,415,402
				40,464,816
Electric — 2.1%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47		1,575	1,223,005
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46		111	94,753
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46		975	839,731
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.950%	11/01/32		131	139,514
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44		775	735,061
Brazos Securitization LLC,
Sr. Sec’d. Notes, 144A
5.413%	09/01/52		200	208,446
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48		590	497,982
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		1,510	1,303,403
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
3.348%	02/09/31(a)		2,663	2,096,780
3.875%	07/26/33(a)		244	184,495
4.688%	05/15/29		7,063	6,280,773
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		475	382,009
4.000%	03/01/48		775	659,378

A13

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.350%	11/15/45	1,080	$952,382
4.900%	02/01/33(a)	8,840	9,032,598
6.450%	01/15/38	715	827,984
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	1,020	823,877
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48	1,245	1,064,392
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	405	380,071
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	3,025	2,910,977
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82	7,865	5,867,636
Sr. Unsec’d. Notes
2.650%	09/01/26	1,385	1,297,254
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	3,535	3,604,105
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	3,505	3,607,810
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	690	545,948
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	300	275,857
Enel SpA (Italy),
Jr. Sub. Notes, 144A
8.750%(ff)	09/24/73(a)	900	895,964
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	2,255	2,111,859
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes
7.125%	02/11/25	200	195,538
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	2,857	2,793,253
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23	600	592,987
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	9,140	9,554,111
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	915	776,328
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25	780	756,697
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	660	$649,562
5.450%	07/15/44	130	124,775
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33	16,430	17,020,205
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29	335	407,600
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30(a)	4,155	3,487,609
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	2,087	1,953,693
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	310	261,660
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32	1,541	1,482,338
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
5.638%	03/15/40	697	699,041
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,515	1,225,658
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	3,164	2,849,198
2.450%	12/02/27	2,625	2,252,007
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.250%	02/26/26	850	827,050
Oglethorpe Power Corp.,
First Mortgage
3.750%	08/01/50	705	543,308
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	1,250	1,042,975
Pacific Gas & Electric Co.,
First Mortgage
3.000%	06/15/28	152	135,104
3.300%	08/01/40	469	332,075
3.950%	12/01/47	2,590	1,844,199
4.250%	03/15/46	900	666,990
4.550%	07/01/30	11,630	10,873,125
4.750%	02/15/44	13,195	10,693,933
6.700%	04/01/53	1,875	1,930,735
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	2,120	1,722,993
First Ref. Mortgage
4.800%	10/15/43	910	847,617

A14

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		3,263	$3,030,627
5.150%	03/30/26		2,450	2,460,690
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
2.875%	10/25/25	EUR	680	707,639
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	2,376	1,913,736
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
4.875%	07/17/49		200	161,995
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		5,685	5,259,692
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		375	303,398
Sempra Energy,
Jr. Sub. Notes
4.125%(ff)	04/01/52		6,217	4,977,847
Southern California Edison Co.,
First Ref. Mortgage
3.900%	12/01/41		1,492	1,183,296
4.000%	04/01/47		6,075	5,001,704
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		345	324,368
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		6,355	5,872,683
				158,584,083
Electronics — 0.2%
Amphenol Corp.,
Sr. Unsec’d. Notes
4.750%	03/30/26		4,485	4,502,568
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
1.750%	08/09/26		7,470	6,506,957
				11,009,525
Energy-Alternate Sources — 0.0%
Empresa Generadora de Electricidad Haina SA (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.625%	11/08/28		265	234,777
Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
4.250%	10/31/26		439	418,971
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		2,205	2,039,625
4.250%	10/31/26		2,251	2,148,298
5.500%	07/31/47		13,045	9,963,771
				14,570,665
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment — 0.2%
GENM Capital Labuan Ltd. (Malaysia),
Gtd. Notes, 144A
3.882%	04/19/31	307	$237,599
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42	8,984	7,511,994
5.141%	03/15/52	4,535	3,679,151
5.391%	03/15/62	2,258	1,825,036
			13,253,780
Foods — 0.7%
Aragvi Finance International DAC (Moldova),
Sr. Sec’d. Notes, 144A
8.450%	04/29/26	200	134,000
Campbell Soup Co.,
Sr. Unsec’d. Notes
2.375%	04/24/30(a)	4,120	3,530,721
General Mills, Inc.,
Sr. Unsec’d. Notes
4.950%	03/29/33	17,475	17,733,866
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
3.000%	05/15/32	3,485	2,742,202
3.625%	01/15/32	225	185,812
5.125%	02/01/28	2,700	2,610,247
5.750%	04/01/33	100	95,591
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	4,836	4,612,292
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	7,290	6,351,780
4.625%	10/01/39	920	842,700
5.000%	06/04/42	2,032	1,944,095
5.200%	07/15/45	2,677	2,596,684
6.500%	02/09/40	2,950	3,237,250
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	815	697,573
Pilgrim’s Pride Corp.,
Gtd. Notes
4.250%	04/15/31	5,350	4,668,960
Gtd. Notes, 144A
5.875%	09/30/27	2,425	2,409,802
			54,393,575
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.500%	08/01/24	225	220,331
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25	1,220	1,297,243
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30	1,557	1,397,408

A15

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Forest Products & Paper (cont’d.)
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31(a)		6,020	$5,201,581
				8,116,563
Gas — 0.3%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27		641	590,223
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.400%	03/01/33		17,460	18,053,088
5.850%	01/15/41		405	425,267
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26		139	127,631
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30		179	165,406
5.250%	03/30/28		2,685	2,732,337
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,080	1,932,507
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,550	1,311,937
				25,338,396
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.,
Gtd. Notes, 144A
6.050%	02/15/26		5,930	5,970,534
6.050%	04/15/28		74	74,275
Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes
6.000%	03/06/28		4,425	4,560,811
				10,605,620
Healthcare-Products — 0.1%
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30		200	172,324
2.750%	09/23/26		200	187,460
5.375%	12/06/32		200	206,037
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		5,675	5,015,273
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	995	737,544
2.250%	03/07/39	EUR	339	294,730
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	435,342
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	1,340	$1,035,117
1.875%	10/01/49	EUR	885	610,540
				8,694,367
Healthcare-Services — 2.2%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51		1,382	941,509
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		105	79,894
4.272%	08/15/48		1,320	1,179,525
Unsec’d. Notes, Series 2020
2.211%	06/15/30		1,455	1,232,072
3.008%	06/15/50		2,445	1,773,842
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,043	936,402
6.750%	12/15/37		2,170	2,393,843
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		315	272,997
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29		745	654,237
3.106%	11/15/39		2,480	1,992,513
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50		1,411	1,199,975
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31(a)		1,190	955,728
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		415	384,959
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24		8,230	7,974,014
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.750%	02/15/33		16,375	16,460,099
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41		4,200	2,998,284
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29		93	87,337
5.000%	03/15/24		3,380	3,358,820
5.125%	06/15/39		445	415,176
5.250%	06/15/49		1,710	1,543,044
5.375%	02/01/25		1,405	1,405,463
5.625%	09/01/28		42	42,498
Gtd. Notes, 144A
4.375%	03/15/42		447	374,934

A16

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sr. Sec’d. Notes
4.500%	02/15/27	10,265	$10,032,645
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30	12,560	10,489,901
Humana, Inc.,
Sr. Unsec’d. Notes
5.875%	03/01/33	102	109,752
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	1,085	929,246
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	3,785	3,321,592
Gtd. Notes, Series 2019
3.266%	11/01/49	80	59,733
Unsec’d. Notes, Series 2021
2.810%	06/01/41	965	711,404
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52	1,490	1,321,655
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	70	61,647
Unsec’d. Notes, Series 2020
2.955%	01/01/50	4,415	3,119,391
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	3,325	2,216,825
Montefiore Obligated Group,
Unsec’d. Notes
4.287%	09/01/50	885	547,670
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	835	723,803
4.763%	08/01/2116	370	321,746
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	5,095	3,809,172
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	9,810	8,859,011
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	245	177,346
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	2,276	1,651,839
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	150	139,447
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52	2,155	1,371,909
Sec’d. Notes, Series 2042
2.719%	01/01/42	2,720	1,913,531
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	949	$934,568
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31	2,686	2,338,836
3.500%	03/30/25	1,650	1,599,318
5.750%	01/30/40	1,126	1,132,490
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.607%	12/13/51	15,000	10,489,485
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55(a)	355	312,128
Sec’d. Notes, Series 2019
3.372%	11/15/51	235	171,088
Toledo Hospital (The),
Sec’d. Notes, Series B
5.325%	11/15/28(a)	166	137,371
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41	740	583,426
4.625%	11/15/41	2,575	2,489,100
5.200%	04/15/63	38,760	39,282,774
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48	315	282,879
			160,299,893
Household Products/Wares — 0.2%
Avery Dennison Corp.,
Sr. Unsec’d. Notes
5.750%	03/15/33	13,520	14,058,261
Church & Dwight Co., Inc.,
Sr. Unsec’d. Notes
2.300%	12/15/31	1,950	1,631,430
			15,689,691
Insurance — 0.8%
Aon Corp.,
Gtd. Notes
3.750%	05/02/29	212	202,517
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46	950	847,692
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	1,185	1,095,312
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29(a)	420	396,381
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	04/05/32	184	159,165
4.350%	04/05/42	27	22,212
4.400%	04/05/52	78	60,964

A17

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44		2,230	$2,057,588
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		17,542	14,745,767
4.850%	04/17/28		2,983	2,908,492
Sr. Unsec’d. Notes, 144A
5.625%	08/16/32		2,062	2,024,569
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	1,410	1,489,989
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		26,283	25,314,030
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		730	720,142
7.000%	06/15/40		1,625	1,743,037
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50		1,310	1,049,814
5.000%	03/30/43		250	222,363
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59		596	436,952
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		80	69,573
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		510	556,687
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		2,915	2,674,616
6.850%	12/16/39		84	94,544
				58,892,406
Internet — 0.1%
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27(a)		1,840	1,758,120
Sr. Unsec’d. Notes
4.193%	01/19/32		200	168,788
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30		200	169,375
United Group BV (Slovenia),
Sr. Sec’d. Notes, 144A
5.250%	02/01/30	EUR	10,825	8,301,196
				10,397,479
Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31		135	120,343
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
3.450%	04/15/30	805	$733,192
			853,535
Lodging — 0.2%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	1,810	1,646,308
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
1.300%	10/01/23	3,915	3,826,561
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	2,150	2,130,069
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	1,610	1,562,239
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	173	151,632
Sr. Unsec’d. Notes, Series II
2.750%	10/15/33	4,625	3,743,452
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.625%	08/08/25	2,600	2,522,000
5.900%	08/08/28	200	190,000
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	1,068	907,800
			16,680,061
Machinery-Diversified — 0.1%
CNH Industrial NV (United Kingdom),
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27	86	82,603
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	4,025	3,196,845
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	1,345	1,320,935
			4,600,383
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.700%	04/01/51	750	478,893
3.900%	06/01/52	24,435	16,096,577
4.800%	03/01/50	300	228,221
5.050%	03/30/29	7,445	7,190,831
5.375%	04/01/38	2,955	2,570,412
5.375%	05/01/47	1,805	1,483,752
6.384%	10/23/35	6,090	6,043,864
6.484%	10/23/45	5,888	5,550,036
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	5,035	4,327,321
3.950%	10/15/25	670	662,404

A18

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	4,225	$3,494,873
3.150%	08/15/24	845	823,080
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55	2,044	1,356,588
4.650%	05/15/50	115	87,686
5.300%	05/15/49	14,345	11,966,505
Paramount Global,
Sr. Unsec’d. Notes
4.600%	01/15/45	12,660	9,220,469
			71,581,512
Mining — 0.3%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	370	387,734
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,835	5,168,736
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.200%	04/14/52	262	236,452
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32	3,282	3,088,661
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	925	897,817
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	9,815	8,240,390
2.600%	07/15/32(a)	2,000	1,671,540
			19,691,330
Miscellaneous Manufacturing — 0.2%
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	13,010	11,107,621
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31(a)	5,450	4,602,834
			15,710,455
Multi-National — 0.0%
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	675	713,598
Oil & Gas — 3.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
2.000%	07/15/26	6,700	6,027,723
3.100%	07/15/31	16,405	13,816,311
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26	840	794,449
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
BP Capital Markets America, Inc.,
Gtd. Notes
4.812%	02/13/33	9,600	$9,748,003
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	11,465	10,934,744
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	2,975	3,084,252
6.450%	06/30/33	2,760	2,895,224
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	360	261,606
5.250%	06/15/37	15,835	14,901,332
5.400%	06/15/47	1,165	1,083,123
6.750%	11/15/39	1,887	2,002,212
6.800%	09/15/37	1,935	1,985,658
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	2,220	2,195,459
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	165	155,445
4.300%	11/15/44	580	521,360
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23(a)	485	484,659
Gtd. Notes, 144A
2.268%	11/15/26(a)	745	660,418
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	4,475	4,286,893
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	26,444	25,117,271
6.250%	03/15/33	3,561	3,768,071
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	3,849	3,521,989
8.875%	01/13/33	6,400	6,456,000
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24	3,925	3,802,344
4.875%	03/30/26(a)	3,699	3,410,478
5.375%	03/30/28	5,722	5,122,334
5.875%	03/30/31	140	121,826
Energean PLC (Egypt),
Sr. Sec’d. Notes, 144A
6.500%	04/30/27	278	253,380
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29	259	244,409
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27	118	110,864

A19

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26		3,970	$3,673,042
3.625%	05/15/31		77	66,771
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50		305	255,879
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
2.900%	09/29/31		5,325	4,409,695
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33		400	299,000
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		2,288	2,206,204
4.750%	04/19/27		200	183,000
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		1,069	1,038,273
6.500%	06/30/27		1,139	1,084,897
6.750%	06/30/30		420	390,810
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28		16,930	16,210,335
4.750%	09/15/44		136	117,045
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
6.500%	11/07/48		200	205,725
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	3,660	3,910,534
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	1,515	1,822,532
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26(a)		1,088	998,784
4.750%	02/26/29	EUR	6,023	5,145,130
5.350%	02/12/28		900	759,150
5.950%	01/28/31(a)		5,126	3,900,373
6.350%	02/12/48		4,162	2,575,237
6.375%	01/23/45		1,618	1,025,812
6.490%	01/23/27		4,297	3,899,527
6.500%	03/13/27		8,317	7,515,241
6.500%	01/23/29(a)		2,735	2,338,425
6.625%	06/15/35		134	97,230
6.700%	02/16/32		3,400	2,695,520
6.840%	01/23/30		5,728	4,736,483
6.875%	10/16/25		131	129,182
6.950%	01/28/60		514	329,667
7.690%	01/23/50		816	571,690
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	1,625	1,729,049
4.875%	02/21/28	EUR	7,495	6,753,116
Gtd. Notes, MTN
4.625%	09/21/23		2,937	2,904,693
6.750%	09/21/47		806	520,877
8.750%	06/02/29		195	180,258
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, 144A
10.000%	02/07/33	480	$457,200
Phillips 66 Co.,
Gtd. Notes, 144A
3.605%	02/15/25	985	957,391
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	1,690	1,373,988
2.150%	01/15/31	6,545	5,378,739
5.100%	03/29/26	7,225	7,254,604
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	1,165	1,044,350
3.125%	07/12/41	2,255	1,754,390
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31	200	175,163
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	13,275	11,047,269
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	814	809,181
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30	650	663,812
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51	270	203,104
6.500%	06/15/38	1,108	1,187,046
6.800%	05/15/38	1,385	1,519,834
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43	1,247	998,613
			247,271,707
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41	1,330	1,256,514
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	6,297	6,054,106
			7,310,620
Packaging & Containers — 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/28	9,455	9,424,849
Canpack SA/Canpack US LLC (Poland),
Gtd. Notes, 144A
3.125%	11/01/25	200	181,232
3.875%	11/15/29	200	162,188
			9,768,269

A20

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 2.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	1,230	$1,210,163
4.050%	11/21/39	25,035	22,343,048
4.250%	11/21/49	4,495	3,965,625
4.500%	05/14/35	6,630	6,427,813
4.550%	03/15/35	3,945	3,858,571
4.700%	05/14/45	1,745	1,637,639
4.850%	06/15/44	165	157,547
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	470	456,061
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.200%	07/15/34	750	683,764
4.250%	12/15/25	1,875	1,835,734
4.375%	12/15/28	20,000	19,324,713
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	870	626,843
4.125%	06/15/39	2,070	1,927,361
4.625%	05/15/44	675	655,832
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	1,080	1,033,440
4.375%	10/15/28	1,150	1,132,746
Sr. Unsec’d. Notes
3.200%	03/15/40	2,120	1,660,983
3.400%	03/15/51	12,170	8,953,963
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	23,770	17,011,782
3.250%	08/15/29	16,049	14,679,387
5.125%	02/21/30	2,210	2,237,915
5.300%	12/05/43	1,160	1,139,839
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.875%	02/27/53	2,925	3,024,296
4.950%	02/27/63	5,178	5,319,152
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	2,200	1,827,490
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	750	572,228
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	7,345	5,834,943
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	26,215	18,419,561
4.000%	06/22/50	4,095	2,693,568
			150,652,007
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 2.5%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,400	$1,221,780
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	104	97,021
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	1,555	1,506,480
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	5,000	4,230,860
5.625%	07/15/27	7,900	8,008,265
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	165	143,734
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	117	114,720
5.700%	03/08/33	15,000	15,607,725
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	3,980	3,954,397
5.000%	05/15/50	1,995	1,697,459
5.300%	04/15/47	270	237,116
5.400%	10/01/47	5,353	4,766,152
5.550%	02/15/28	64	64,986
5.750%	02/15/33	197	201,168
5.875%	01/15/24	1,025	1,024,785
6.000%	06/15/48	6,575	6,269,139
6.125%	12/15/45	210	202,352
6.250%	04/15/49	2,640	2,614,439
6.500%	02/01/42	2,495	2,590,494
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	2,020	1,871,178
5.350%	01/31/33	13,660	14,200,950
5.950%	02/01/41	540	570,432
6.125%	10/15/39	790	859,568
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	2,143	2,046,978
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	6,650	5,422,498
2.550%	07/01/30	3,725	3,169,845
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
6.190%	11/01/25	625	631,594
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	540	461,669
5.400%	09/01/44	186	171,982
5.500%	03/01/44	3,798	3,558,969

A21

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	3,135	$2,072,624
5.050%	02/15/46	5,840	5,138,286
5.550%	06/01/45	540	512,127
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25	1,875	1,805,626
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	855	758,448
4.700%	04/15/48	1,145	961,679
4.875%	06/01/25	1,785	1,772,609
4.950%	03/14/52(a)	6,999	6,076,889
5.200%	03/01/47	6,580	5,899,511
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	2,900	2,081,685
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	3,955	4,177,947
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	1,000	875,623
3.400%	09/01/29	1,720	1,531,933
4.450%	09/01/49	3,563	2,767,436
4.500%	03/15/50	900	698,124
4.950%	07/13/47	2,110	1,766,449
5.200%	07/15/48	6,325	5,464,695
6.350%	01/15/31	2,370	2,475,797
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	41	36,665
3.800%	09/15/30	308	274,727
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	200	202,850
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26	260	263,705
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	57	51,189
4.950%	04/15/52	1,443	1,198,850
6.125%	03/15/33	11,820	12,227,860
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	3,370	3,288,047
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.500%	03/01/28	3,000	2,837,874
4.750%	08/15/28	3,000	2,857,137
6.150%	04/01/33	4,130	4,186,746
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/15/51	2,050	1,454,843
4.000%	09/15/25	2,190	2,142,190
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.300%	03/04/24	2,275	$2,252,066
4.900%	01/15/45	2,882	2,537,225
5.100%	09/15/45	575	527,835
5.300%	08/15/52	2,635	2,487,890
5.400%	03/04/44	2,840	2,665,695
5.650%	03/15/33(a)	7,555	7,801,597
			183,651,214
Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
4.750%	04/15/35	2,390	2,239,316
American Tower Corp.,
Sr. Unsec’d. Notes
1.500%	01/31/28	4,250	3,617,733
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	1,740	1,493,731
2.500%	08/16/31	5,150	4,013,393
4.050%	07/01/30	13,512	12,102,963
4.125%	05/15/29	3,500	3,192,709
Broadstone Net Lease LLC,
Gtd. Notes
2.600%	09/15/31	4,780	3,440,916
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	14,685	10,879,869
2.900%	12/01/33	1,545	1,074,664
Crown Castle, Inc.,
Sr. Unsec’d. Notes
5.000%	01/11/28	24,515	24,698,908
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31	510	443,907
5.250%	06/01/25	3,715	3,634,910
5.375%	04/15/26	12,160	11,822,053
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31	2,955	2,543,334
5.250%	12/15/32	8,070	8,089,901
Highwoods Realty LP,
Sr. Unsec’d. Notes
2.600%	02/01/31(a)	1,475	992,778
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31	4,420	3,450,988
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.000%	08/15/31	1,000	767,918
2.300%	11/15/28	4,800	4,016,329
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	6,235	5,187,126
4.600%	02/01/33(a)	2,000	1,874,831

A22

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp.,
Sr. Unsec’d. Notes
3.100%	12/15/29	13,130	$11,750,623
3.250%	01/15/31	3,100	2,729,106
3.400%	01/15/28	8,390	7,876,069
4.850%	03/15/30	5,205	5,135,477
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32	3,700	2,897,456
3.400%	01/15/30	8,720	7,472,011
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	2,800	2,385,705
2.700%	07/15/31	14,515	11,757,361
5.700%	01/15/33(a)	6,360	6,358,825
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)	545	516,347
4.125%	08/15/30	20	17,771
4.250%	12/01/26	305	285,744
4.500%	09/01/26	3,406	3,219,094
4.625%	06/15/25	651	629,314
4.625%	12/01/29	375	344,535
5.625%	05/01/24	2,815	2,792,932
5.750%	02/01/27	65	63,928
Welltower OP LLC,
Gtd. Notes
2.800%	06/01/31(a)	20,195	16,784,263
3.100%	01/15/30	3,400	2,964,201
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	13,255	10,113,775
			205,672,814
Retail — 0.6%
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	2,435	1,870,316
4.750%	06/01/30	805	758,680
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	530	421,708
4.750%	02/01/33	22,190	21,921,661
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	2,910	2,831,811
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
4.375%	01/27/25	200	192,537
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.150%	07/01/33	14,750	14,889,198
			42,885,911
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.4%
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	187	$173,344
Gtd. Notes, 144A
3.500%	02/15/41	16,350	12,320,967
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	2,075	1,599,108
3.187%	11/15/36	12,110	9,178,583
3.419%	04/15/33	5,000	4,182,392
3.469%	04/15/34	163	133,935
4.926%	05/15/37	251	227,740
Intel Corp.,
Sr. Unsec’d. Notes
5.700%	02/10/53	1,905	1,940,789
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	3,545	2,917,712
3.400%	05/01/30	500	448,062
			33,122,632
Software — 0.5%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	4,460	3,118,642
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	16,415	15,235,171
5.450%	03/02/28	5,380	5,495,407
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	16	11,268
2.921%	03/17/52	29	21,976
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50	14,260	10,100,224
3.950%	03/25/51	2,050	1,540,046
5.550%	02/06/53	3,945	3,754,756
6.150%	11/09/29	73	77,768
			39,355,258
Telecommunications — 2.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	650	522,870
3.500%	06/01/41	14,600	11,524,107
3.500%	09/15/53	9,478	6,882,595
3.550%	09/15/55	2,264	1,626,307
3.650%	09/15/59	23,320	16,662,342
4.500%	05/15/35	620	581,412
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $685,536; purchased 03/21/23 - 03/22/23)(f)
8.000%	04/01/25	1,747	694,269

A23

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $2,010,031; purchased 06/27/22)(f)
8.000%	12/31/26	2,900	$580,000
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $5,468,034; purchased 06/27/22 - 12/15/22)(f)
13.000%	12/31/25(a)	6,292	3,963,942
Sr. Sec’d. Notes, 144A (original cost $1,836,020; purchased 06/27/22)(f)
8.750%	05/25/24(a)	1,540	1,401,400
8.750%	05/25/24	430	391,300
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $4,675,255; purchased 06/27/22)(f)
6.750%	06/01/23	6,600	1,320,000
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	3,720	2,939,604
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/42	377	320,819
4.550%	03/15/52	377	309,913
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	85	79,215
2.250%	11/15/31	3,150	2,578,560
2.550%	02/15/31	52,681	44,627,177
2.625%	02/15/29(a)	650	573,286
2.875%	02/15/31	491	423,448
3.000%	02/15/41	910	673,787
3.875%	04/15/30	2,490	2,335,345
4.375%	04/15/40	16	14,332
4.750%	02/01/28	60	59,329
Total Play Telecomunicaciones SA de CV (Mexico),
Gtd. Notes
6.375%	09/20/28	220	108,185
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	22,116	19,705,108
2.355%	03/15/32	6,475	5,312,393
2.650%	11/20/40	8,155	5,824,414
3.400%	03/22/41	22,445	17,866,045
4.272%	01/15/36	500	464,576
			150,366,080
Transportation — 0.1%
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	3,680	3,193,090
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50	3,555	2,682,065
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	93	88,887
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes
6.748%	06/01/34	172	156,054
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	04/06/71	845	$652,743
			6,772,839
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.700%	02/01/28	20,860	21,067,911

Total Corporate Bonds (cost $3,107,490,360)			3,097,671,453
Municipal Bonds — 0.9%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	765	734,446
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	830	827,702
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	4,270	5,195,623
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	4,495	5,093,056
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	1,165	1,267,046
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	4,145	4,657,774
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	200	259,456
7.550%	04/01/39	165	213,392
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45	340	320,320
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	883	802,290
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	360	327,871
			18,136,828
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	1,087,149
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	510,952

A24

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Florida — 0.0%
Escambia County Health Facilities Authority,
Taxable, Revenue Bonds
3.607%	08/15/40	30	$24,242
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	384	326,466
			350,708
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	1,727	1,913,981
Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	325	381,764
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	585	677,286
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	68,246
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	470	468,284
			1,595,580
Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	750	842,148
Michigan — 0.2%
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	2,055	1,730,701
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	6,285	4,939,297
University of Michigan,
Taxable, Revenue Bonds, Series A
3.504%	04/01/52	1,122	924,279
4.454%	04/01/2122	4,350	3,843,428
			11,437,705
Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	135	150,610
New Jersey — 0.1%
New Jersey Economic Development Authority,
Taxable, Revenue Bonds, Series A
7.425%	02/15/29	176	192,173
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	2,240	2,748,527
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New Jersey (cont’d.)
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	552	$694,029
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	785	836,627
			4,471,356
New York — 0.2%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	1,604,458
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	675	768,712
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	425	448,002
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,126,557
5.770%	03/15/39	1,950	2,055,249
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	4,930	4,601,584
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	895	894,574
Consolidated, Taxable, Revenue Bonds, Series 210
4.031%	09/01/48	415	370,747
			12,869,883
Ohio — 0.1%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,065	1,460,809
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	170	148,525
4.800%	06/01/2111	2,205	2,003,963
			3,613,297
Pennsylvania — 0.1%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	190	137,224
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,245	1,434,609
Revenue Bonds, BABs, Series B
5.511%	12/01/45	2,800	3,053,448
			4,625,281
Puerto Rico — 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	1,525	1,429,124

A25

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	155	$171,606
Taxable, Revenue Bonds
4.427%	02/01/42	1,005	966,720
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	825	612,551
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	920	749,283
			2,500,160
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	315	216,830
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	3,720	3,082,635
			3,299,465

Total Municipal Bonds (cost $71,688,158)			70,396,375
Residential Mortgage-Backed Securities — 3.6%
Banc of America Funding Trust,
Series 2006-I, Class 4A1
3.928%(cc)	10/20/46	22	17,438
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-04, Class 3A1
3.991%(cc)	08/25/35	102	92,105
Bellemeade Re Ltd.,
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
6.695%(c)	10/25/28	4	4,159
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
7.345%(c)	10/25/29	250	250,339
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
8.545%(c)	10/25/30	265	268,503
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
8.445%(c)	06/25/30	8,392	8,443,734
Series 2021-02A, Class M1B, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.060%(c)	06/25/31	411	403,358
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.960%(c)	09/25/31	950	930,486
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
6.710%(c)	01/26/32	2,420	2,393,578
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.260%(c)	01/26/32	5,870	5,705,235
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
6.558%(c)	09/12/26^	9,556	$9,555,949
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.631%(cc)	09/25/47	458	392,043
Series 2022-A, Class A1, 144A
6.170%	09/25/62	765	761,065
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
9.195%(c)	04/25/31	1,800	1,865,093
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
7.245%(c)	04/25/31	49	48,666
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
7.145%(c)	08/25/31	49	49,044
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
6.995%(c)	09/25/31	167	166,518
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
6.945%(c)	10/25/39	41	40,942
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
6.895%(c)	01/25/40	1,161	1,164,671
Series 2020-R02, Class 2M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
6.845%(c)	01/25/40	376	373,257
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.660%(c)	10/25/41	6,140	5,787,129
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
6.110%(c)	10/25/41	1,630	1,583,218
Series 2021-R03, Class 1B1, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 2.750%)
7.310%(c)	12/25/41	500	458,861
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.710%(c)	12/25/41	4,070	3,773,196
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.810%(c)	03/25/42	2,275	2,344,653
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.810%(c)	03/25/42	730	741,189
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-09, Class 1A1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
5.445%(c)	05/25/35	267	203,775
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	1,404	1,361,831

A26

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-JR01, Class A1, 144A
4.267%(cc)	10/25/66	3,527	$3,365,956
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.545%(c)	11/25/28	2,313	2,310,086
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
6.645%(c)	04/25/29	571	570,563
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
8.145%(c)	04/25/29	4,200	4,209,461
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
6.710%(c)	10/25/33	497	497,226
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.260%(c)	10/25/33	4,857	4,848,474
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.110%(c)	04/25/34	5,534	5,517,906
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.010%(c)	04/25/34	500	505,555
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
7.860%(c)	11/25/41	160	150,545
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.560%(c)	11/25/41	1,620	1,502,550
Fannie Mae REMIC,
Series 2005-54, Class ZM
4.500%	06/25/35	29	28,999
Series 2010-43, Class AH
3.250%	05/25/40	3	2,844
Series 2012-134, Class IL, IO
3.500%	12/25/32	290	34,926
Series 2014-10, Class KM
3.500%	09/25/43	8	7,737
Series 2014-35, Class CA
3.500%	06/25/44	5	4,838
Series 2017-33, Class LB
3.000%	05/25/39	10	9,483
Series 2018-16, Class MB
3.500%	07/25/46	951	906,493
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
8.145%(c)	10/25/27	307	309,201
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
8.560%(c)	11/25/50	1,965	1,958,245
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
7.960%(c)	08/25/33	2,100	1,997,300
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
7.145%(c)	01/25/50	1,747	$1,688,906
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
6.545%(c)	01/25/50	649	645,865
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
6.695%(c)	02/25/50	3,325	3,304,155
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
9.945%(c)	06/25/50	2,499	2,648,881
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
10.845%(c)	08/25/50	6,002	6,481,792
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
9.360%(c)	10/25/50	2,165	2,281,120
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.360%(c)	10/25/50	220	222,314
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
7.560%(c)	12/25/50	200	190,470
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
7.945%(c)	03/25/50	32	32,691
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
10.095%(c)	09/25/50	1,258	1,317,453
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
7.210%(c)	01/25/51	4,525	4,130,113
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.360%(c)	01/25/51	1,330	1,311,923
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.060%(c)	10/25/33	5,038	4,807,615
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
7.610%(c)	01/25/34	3,400	3,122,149
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.210%(c)	01/25/34	869	853,002
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
7.960%(c)	10/25/41	6,590	6,175,063
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.360%(c)	11/25/41	400	380,029
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
7.560%(c)	08/25/33	5,584	4,915,609

A27

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.710%(c)	12/25/33	1,000	$885,310
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
6.610%(c)	12/25/33	15,245	14,426,150
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.910%(c)	09/25/41	4,870	4,429,093
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.660%(c)	09/25/41	3,760	3,384,183
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.910%(c)	12/25/41	4,900	4,410,205
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
6.410%(c)	01/25/42	10,100	9,545,652
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)
8.260%(c)	09/25/42	4,500	4,578,705
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
6.795%(c)	10/25/49	24	23,889
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
4.432%(cc)	03/25/35	168	101,646
Freddie Mac REMIC,
Series 2906, Class GZ
5.000%	09/15/34	125	126,066
Series 4289, Class WZ
3.000%	01/15/44	723	664,953
Series 4533, Class GA
3.000%	06/15/28	13	12,179
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41	4	3,478
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
4.364%(cc)	10/25/33	46	41,873
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	435	432,851
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
4.985%(c)	10/26/36	1,328	1,316,682
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month LIBOR + 0.540% (Cap 10.500%, Floor 0.540%)
5.301%(c)	03/19/35	806	767,146
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
6.495%(c)	05/25/29	518	517,354
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
8.995%(c)	10/25/30	72	$72,092
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.160%(c)	01/25/34	1,680	1,660,968
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.360%(c)	01/25/34	2,685	2,601,615
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A
6.858%(cc)	09/25/59	11,628	11,407,075
Series 2020-GS01, Class A1, 144A
5.882%(cc)	10/25/59	131	130,918
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	1,648	1,645,750
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	1,270	1,250,231
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
5.595%(c)	01/25/48	180	173,603
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
6.395%(c)	07/25/28	184	183,709
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)
6.210%(c)	10/25/33	180	180,328
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)
6.610%(c)	10/25/33	860	854,040
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.460%(c)	04/25/34	6,000	5,922,949
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
5.495%(c)	06/25/57	2,159	2,010,925
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
7.752%(c)	02/27/24	20,393	19,741,943
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
7.695%(c)	02/25/25	6,722	6,687,442
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
7.495%(c)	08/25/25	2,422	2,395,410
Radnor Re Ltd.,
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
6.295%(c)	01/25/30	192	191,362

A28

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.260%(c)	12/27/33		10,511	$10,484,463
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.410%(c)	11/25/31		3,344	3,330,516
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.260%(c)	11/25/31		5,500	5,370,557
Retiro Mortgage Securities DAC (Spain),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)
4.468%(c)	07/30/75	EUR	1,822	1,897,040
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		1	1,395
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58		9	7,907
Series 2019-03, Class MA
3.500%	10/25/58		8	7,613
Series 2019-03, Class MV
3.500%	10/25/58		9	8,028
Series 2019-04, Class MA
3.000%	02/25/59		10	9,588
Series 2019-04, Class MV
3.000%	02/25/59		9	7,938
Series 2022-01, Class MTU
3.250%	11/25/61		48	43,425
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.902%(c)	06/24/71	EUR	4,830	5,115,472
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1
4.420%(cc)	12/25/34		1,055	954,767
Series 2005-01, Class 2A
5.170%(cc)	02/25/35		730	666,134
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.845%(c)	10/25/59		632	627,882
Series 2020-01, Class A2B, 144A
3.250%(cc)	01/25/60		4,514	3,728,770
Series 2021-SJ01, Class A1, 144A
2.250%(cc)	07/25/68		9,180	8,573,261
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.840%)
5.685%(c)	06/25/44		646	573,812
Series 2007-HY01, Class 3A3
3.713%(cc)	02/25/37		1,888	1,657,484
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
3.908%(c)	04/25/47		1,871	$1,525,470

Total Residential Mortgage-Backed Securities (cost $265,300,220)				269,796,871
Sovereign Bonds — 1.9%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48		400	314,000
Sr. Unsec’d. Notes, 144A
8.750%	04/14/32		539	454,781
Sr. Unsec’d. Notes, EMTN
9.125%	11/26/49		622	482,050
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		2,441	2,070,731
3.375%	08/20/50		1,303	925,781
5.000%	07/15/32		200	200,100
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		5,412	5,318,796
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	1,766	1,053,375
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		250	226,922
7.375%	09/18/37		800	768,650
8.000%	04/20/33		200	205,100
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30		620	538,547
4.875%	09/23/32		600	508,800
5.875%	01/30/60		550	417,416
6.400%	06/05/49		250	208,016
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		1,619	1,372,912
5.300%	01/21/41		173	134,648
5.500%	02/22/29		9,629	9,041,029
5.950%	01/25/27		412	404,739
6.000%	07/19/28		2,579	2,510,979
6.000%	02/22/33		519	474,658
7.050%	02/03/31		151	151,849
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
8.700%	03/01/49		400	232,450
Sr. Unsec’d. Notes, 144A
8.875%	05/29/50		200	117,038
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	1,310	1,042,701
7.500%	02/16/61		271	145,544
8.500%	01/31/47		550	318,588
Sr. Unsec’d. Notes, EMTN
7.053%	01/15/32		200	124,225

A29

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, MTN
6.588%	02/21/28		300	$208,931
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31		372	298,828
5.500%	01/18/33		400	402,075
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31		1,630	1,309,379
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.750%	06/05/35	EUR	345	254,728
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,505	1,450,389
1.100%	03/12/33	EUR	340	271,017
1.450%	09/18/26	EUR	2,679	2,658,055
1.750%	04/24/25	EUR	765	792,983
3.375%	07/30/25	EUR	4,161	4,459,863
3.500%	01/11/28		290	277,367
4.350%	01/11/48		1,119	990,438
5.350%	02/11/49(a)		400	403,044
5.650%	01/11/53		200	207,772
Sr. Unsec’d. Notes, 144A
5.250%	01/08/47		1,176	1,161,429
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45		1,609	1,579,008
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	11,280	11,986,968
5.125%	01/15/45		200	196,272
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.875%	10/17/31	EUR	957	845,861
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		1,148	1,102,351
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.250%	08/12/36	EUR	100	76,986
2.659%	05/24/31(a)		2,145	1,795,365
3.500%	02/12/34		256	217,600
4.280%	08/14/41(a)		500	408,531
4.500%	01/31/50(a)		621	500,410
4.600%	02/10/48		514	419,006
4.875%	05/19/33		2,664	2,553,444
5.400%	02/09/28		200	206,700
6.350%	02/09/35		200	212,800
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		888	901,764
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.875%	03/17/28		471	450,924
4.500%	04/01/56		403	299,051
6.700%	01/26/36		1,260	1,334,655
Sr. Unsub. Notes
2.252%	09/29/32		1,124	860,422
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.862%	12/01/32		300	$226,463
2.392%	01/23/26		115	108,265
2.783%	01/23/31		3,480	2,968,440
4.125%	08/25/27		350	342,847
6.550%	03/14/37		55	59,823
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.000%	02/01/28		463	435,271
9.500%	02/02/30		1,000	1,263,860
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.000%	03/14/29		200	198,350
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		2,103	2,085,650
4.817%	03/14/49		1,319	1,290,971
5.103%	04/23/48		630	639,450
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	170,665
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		29,135	29,218,725
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		439	392,905
4.850%	09/30/29		427	382,165
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	255	233,683
Sr. Unsec’d. Notes
3.000%	02/14/31		496	407,340
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		114	93,623
5.250%	11/25/27		154	151,498
6.625%	02/17/28		194	201,345
7.125%	01/17/33		218	231,002
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	55	42,201
2.375%	04/19/27	EUR	1,105	1,070,147
3.500%	04/03/34	EUR	345	284,356
3.875%	10/29/35	EUR	1,136	936,314
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	95	87,528
3.875%	10/29/35	EUR	1,269	1,045,935
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	95	59,498
2.750%	04/14/41	EUR	45	28,610
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	90	72,838
6.000%	05/25/34		140	136,850
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28		800	769,000
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	2,430	2,003,349

A30

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.125%	05/15/27	EUR	14,875	$14,516,727
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	1,720	1,225,062
2.125%	12/01/30		774	585,724
6.250%	05/26/28		2,710	2,733,712
6.500%	09/26/33		200	198,500
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60		200	154,600
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
0.000%(cc)	08/01/41(d)		443	116,232
7.253%	03/15/35(d)		200	34,163
7.375%	09/25/34(d)		400	68,400
7.750%	09/01/24(d)		1,015	221,587
8.994%	02/01/26(d)		1,325	242,061
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	6,310	1,163,343
6.876%	05/21/31(d)		200	34,300
7.253%	03/15/35(d)		929	158,685
7.750%	09/01/24(d)		4,640	1,012,970
8.994%	02/01/26(d)		3,416	624,060
9.750%	11/01/30(d)		2,064	382,872
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		280	280,722
4.375%	01/23/31		300	298,200
4.975%	04/20/55(a)		1,070	1,051,275
5.100%	06/18/50		55	55,165

Total Sovereign Bonds (cost $146,684,024)				143,656,168
U.S. Government Agency Obligations — 28.9%
Federal Home Loan Mortgage Corp.
2.000%	02/01/42		139	119,358
2.000%	05/01/51		4,699	3,894,631
2.000%	02/01/52		28	23,487
2.000%	02/01/52		63	52,183
2.000%	02/01/52		74	60,954
2.000%	03/01/52		403	333,549
2.500%	08/01/40		58	51,625
2.500%	02/01/51		5,986	5,183,272
2.500%	03/01/51		42,922	37,088,069
2.500%	04/01/51		14,688	12,661,830
2.500%	04/01/51		30,521	26,355,885
2.500%	05/01/51		1,267	1,105,110
2.500%	10/01/51		67	58,604
2.500%	12/01/51		114	98,577
2.500%	12/01/51		168	144,870
2.500%	12/01/51		11,427	9,857,220
2.500%	02/01/52		7,445	6,420,315
2.500%	03/01/52		55	48,237
2.500%	03/01/52		757	653,418
2.500%	03/01/52		1,869	1,612,150
2.500%	04/01/52		66	57,324
2.500%	04/01/52		374	322,761
2.500%	04/01/52		470	405,252
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	04/01/52	473	$408,147
2.500%	11/01/52	5,906	5,092,114
3.000%	11/01/42	79	72,542
3.000%	09/01/46	1,296	1,189,545
3.000%	11/01/46	181	165,602
3.000%	12/01/46	61	55,430
3.000%	02/01/50	26	23,611
3.000%	06/01/50	29	26,067
3.000%	01/01/52	94	84,908
3.000%	01/01/52	943	847,400
3.000%	02/01/52	34,578	31,066,235
3.000%	03/01/52	26,083	23,408,809
3.000%	04/01/52	3,080	2,766,118
3.000%	06/01/52	1,377	1,236,099
3.000%	07/01/52	7,833	7,032,796
3.000%	09/01/52	2,005	1,799,397
3.500%	04/01/32	46	44,687
3.500%	08/01/32	82	79,675
3.500%	07/01/42	19	18,317
3.500%	09/01/42	123	117,466
3.500%	02/01/44	405	386,736
3.500%	07/01/46	259	247,551
3.500%	08/01/46	79	75,082
3.500%	05/01/47	79	74,139
3.500%	05/01/49	7	6,398
3.500%	01/01/52	7,009	6,513,156
3.500%	03/01/52	7,043	6,544,935
3.500%	05/01/52	33	31,103
3.500%	05/01/52	3,450	3,205,527
3.500%	06/01/52	105,124	97,687,455
4.000%	01/01/40	165	161,242
4.000%	09/01/40	615	602,913
4.000%	11/01/40	466	456,664
4.000%	12/01/40	338	331,555
4.000%	08/01/44	71	70,350
4.000%	07/01/48	656	637,251
4.000%	04/01/52	7,551	7,221,899
4.000%	05/01/52	24,845	23,761,805
4.500%	12/01/40	201	202,063
4.500%	07/01/41	365	367,267
4.500%	03/01/42	327	329,528
4.500%	06/01/44	252	252,192
4.500%	08/01/46	39	39,140
4.500%	05/01/52	9,987	9,784,238
4.500%	06/01/52	2,934	2,874,852
4.500%	07/01/52	21,949	21,503,824
4.500%	08/01/52	13,094	12,829,483
4.500%	12/01/52	74	72,615
5.000%	06/01/52	25,579	25,522,058
5.000%	07/01/52	15,924	15,880,184
5.000%	08/01/52	120	119,731
5.000%	09/01/52	72,117	71,918,139
5.000%	10/01/52	32,216	32,127,352
5.500%	08/01/52	5,194	5,247,847
5.500%	09/01/52	5,876	5,934,729
5.500%	11/01/52	38,294	38,679,009
6.000%	08/01/52	1,475	1,508,700

A31

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	09/01/52	8,215	$8,392,492
6.250%	07/15/32	710	846,121
6.750%	03/15/31	1,955	2,342,743
Federal Home Loan Mortgage Corp., MTN
3.618%(s)	12/14/29	725	554,363
Federal National Mortgage Assoc.
1.500%	09/01/41	67	54,627
1.500%	02/01/42	24	19,330
1.500%	12/01/50	9,314	7,323,545
1.500%	02/01/51	93,723	73,623,246
2.000%	06/01/37	222	200,396
2.000%	07/01/37	81	72,680
2.000%	08/01/37	489	440,955
2.000%	02/01/42	254	217,956
2.000%	03/01/42	138	118,250
2.000%	04/01/42	229	196,370
2.000%	11/01/50	6,001	4,978,074
2.000%	12/01/50	20	16,664
2.000%	12/01/50	14,347	11,901,075
2.000%	01/01/51	13	10,739
2.000%	02/01/51	22	18,047
2.000%	02/01/51	14,434	12,080,903
2.000%	03/01/51	21,880	18,141,616
2.000%	04/01/51	5,432	4,503,086
2.000%	05/01/51	16,908	14,015,071
2.000%	08/01/51	28,648	23,738,095
2.000%	10/01/51	4,802	3,971,561
2.000%	11/01/51	43,257	35,825,701
2.000%	03/01/52	37	31,035
2.000%	03/01/52	460	380,543
2.000%	03/01/52	1,539	1,274,638
2.500%	08/01/37	56	52,088
2.500%	07/01/40	37	33,271
2.500%	03/01/42	116	102,615
2.500%	04/01/42	168	148,524
2.500%	08/01/46	79	68,891
2.500%	11/01/46	18	16,214
2.500%	02/01/50	10	8,847
2.500%	02/01/50	23	20,091
2.500%	05/01/50	916	790,008
2.500%	07/01/50	22	19,087
2.500%	07/01/50	36	31,210
2.500%	07/01/50	2,859	2,503,396
2.500%	09/01/50	4,167	3,642,571
2.500%	10/01/50	116	101,559
2.500%	01/01/51	9,841	8,501,087
2.500%	04/01/51	7,682	6,623,068
2.500%	05/01/51	62	53,558
2.500%	05/01/51	222	191,485
2.500%	05/01/51	245	211,099
2.500%	05/01/51	4,391	3,823,388
2.500%	06/01/51	13,882	11,983,077
2.500%	08/01/51	43	37,042
2.500%	10/01/51	22	19,063
2.500%	11/01/51	571	492,721
2.500%	12/01/51	90	78,605
2.500%	12/01/51	138	119,577
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	01/01/52	115	$100,355
2.500%	01/01/52	116	100,493
2.500%	01/01/52	2,967	2,559,253
2.500%	02/01/52	74	64,192
2.500%	02/01/52	6,025	5,197,363
2.500%	03/01/52	62	53,919
2.500%	03/01/52	66	56,678
2.500%	03/01/52	143	124,080
2.500%	03/01/52	17,848	15,392,980
2.500%	04/01/52	25	21,568
2.500%	04/01/52	156	134,825
2.500%	04/01/52	496	428,004
2.500%	04/01/52	892	770,492
2.500%	04/01/52	3,067	2,644,422
2.500%	05/01/52	99	85,606
2.500%	05/01/52	1,044	900,091
2.500%	05/01/52	3,006	2,592,068
2.500%	07/01/52	36	31,016
3.000%	11/01/28	5	4,611
3.000%	09/01/32	75	71,909
3.000%	08/01/33	20	18,859
3.000%	11/01/43	1,046	964,618
3.000%	11/01/46	83	76,424
3.000%	01/01/47	12,630	11,574,885
3.000%	02/01/47	14,040	12,843,368
3.000%	12/01/47	1,052	973,215
3.000%	09/01/49	4,553	4,132,342
3.000%	07/01/50	879	800,811
3.000%	06/01/51	37	33,328
3.000%	09/01/51	4,220	3,801,448
3.000%	10/01/51	5,013	4,507,098
3.000%	12/01/51	87	78,419
3.000%	12/01/51	160	144,149
3.000%	01/01/52	91	82,638
3.000%	01/01/52	17,744	15,944,276
3.000%	02/01/52	16,506	14,829,829
3.000%	03/01/52	419	376,275
3.000%	03/01/52	66,381	59,631,092
3.000%	04/01/52	42,804	38,446,141
3.000%	09/01/52	149	133,533
3.000%	10/01/52	74	66,667
3.500%	03/01/42	118	112,301
3.500%	05/01/42	213	203,387
3.500%	07/01/42	358	341,224
3.500%	09/01/42	596	568,287
3.500%	09/01/42	3,038	2,897,825
3.500%	07/01/43	93	88,418
3.500%	03/01/46	3	3,135
3.500%	04/01/46	50	47,560
3.500%	06/01/46	115	108,648
3.500%	02/01/47	376	355,388
3.500%	04/01/47	476	449,420
3.500%	12/01/47	26	24,446
3.500%	03/01/48	2,723	2,571,580
3.500%	05/01/49	25	23,809
3.500%	01/01/50	5,505	5,186,838
3.500%	02/01/52	33,413	31,084,329

A32

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	03/01/52	2,580	$2,397,808
3.500%	05/01/52	24	22,317
3.500%	05/01/52	173	160,970
3.500%	05/01/52	199	184,700
3.500%	05/01/52	8,683	8,070,138
3.500%	06/01/52	95,234	88,497,387
3.500%	08/01/52	49	45,749
4.000%	TBA	88,000	84,205,336
4.000%	06/01/39	187	182,845
4.000%	09/01/40	312	305,163
4.000%	02/01/45	285	280,083
4.000%	03/01/45	119	117,490
4.000%	02/01/46	40	39,080
4.000%	04/01/46	42	40,592
4.000%	07/01/47	965	940,394
4.000%	09/01/47	295	287,289
4.000%	10/01/47	1,093	1,069,064
4.000%	11/01/47	272	266,628
4.000%	11/01/48	231	224,676
4.000%	04/01/52	17,440	16,685,396
4.000%	05/01/52	45	43,723
4.000%	05/01/52(k)	65,474	62,646,240
4.000%	06/01/52	9,799	9,371,522
4.000%	12/01/52	9,528	9,112,214
4.500%	TBA	23,500	23,025,202
4.500%	05/01/39	344	345,925
4.500%	12/01/40	533	535,649
4.500%	10/01/45	626	628,389
4.500%	06/01/48	436	434,798
4.500%	12/01/48	3,096	3,070,021
4.500%	06/01/52	39,881	39,076,714
4.500%	07/01/52	71,778	70,327,968
4.500%	10/01/52	149	146,090
5.000%	TBA	32,000	31,911,250
5.000%	11/01/33	34	34,240
5.000%	06/01/40	36	36,328
5.000%	10/01/41	56	57,685
5.000%	05/01/52	4,576	4,568,976
5.000%	06/01/52	14,048	14,015,017
5.000%	07/01/52	39,224	39,128,160
5.000%	09/01/52	100,242	99,966,217
5.000%	10/01/52	5,028	5,013,915
5.500%	07/01/52	1,093	1,104,497
5.500%	08/01/52	260	262,680
5.500%	10/01/52	347	352,293
5.500%	11/01/52	92,819	93,752,366
5.500%	02/01/53	150	151,305
6.000%	09/01/52	10,775	11,006,866
6.000%	11/01/52	9,523	9,725,543
6.000%	12/01/52	14,420	14,731,948
6.625%	11/15/30	695	823,613
7.125%	01/15/30	1,250	1,497,081
Freddie Mac Coupon Strips
4.099%(s)	07/15/32	285	187,193
Government National Mortgage Assoc.
2.000%	01/20/52	325	275,880
2.500%	05/20/51	7,514	6,631,734
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	08/20/51	64	$56,451
2.500%	09/20/51	52,193	45,933,772
2.500%	11/20/51	269	236,513
2.500%	04/20/52	270	237,923
3.000%	06/20/46	73	67,588
3.000%	09/20/47	13	11,594
3.000%	05/20/51	2,442	2,234,951
3.000%	08/20/51	48,281	44,137,472
3.000%	09/20/51	43,467	39,736,655
3.000%	11/20/51	25,553	23,344,379
3.000%	02/20/52	93	84,405
3.000%	05/20/52	11,066	10,077,871
3.000%	06/20/52	50	45,930
3.000%	11/20/52	74	67,172
3.500%	09/15/41	38	36,878
3.500%	11/15/41	25	24,341
3.500%	01/15/42	78	75,707
3.500%	02/15/42	24	23,562
3.500%	03/15/42	87	84,991
3.500%	05/15/42	28	27,181
3.500%	06/15/42	17	16,973
3.500%	07/15/42	8	7,776
3.500%	07/15/42	17	16,596
3.500%	07/15/42	37	36,227
3.500%	07/15/42	43	41,383
3.500%	01/15/43	20	19,300
3.500%	02/15/43	27	26,144
3.500%	04/15/43	42	40,486
3.500%	05/15/43	7	6,665
3.500%	05/20/43	794	760,380
3.500%	07/15/43	96	93,014
3.500%	12/15/43	139	135,018
3.500%	01/15/44	22	21,031
3.500%	04/20/46	32	30,528
3.500%	05/20/46	81	77,395
3.500%	08/20/48	1,113	1,056,778
3.500%	09/20/48	1,871	1,768,278
3.500%	10/20/51	11,086	10,391,670
3.500%	12/20/51	36,044	33,874,288
3.500%	01/20/52	13,867	12,998,142
3.500%	03/20/52	32,119	30,106,422
3.500%	05/20/52	3,906	3,661,637
3.500%	06/20/52	3,974	3,724,799
3.500%	07/20/52	3,466	3,248,776
3.500%	10/20/52	99	92,715
3.500%	11/20/52	223	208,940
4.000%	01/20/40	127	125,115
4.000%	10/20/40	101	100,193
4.000%	02/20/41	136	134,456
4.000%	12/20/46	491	479,246
4.000%	07/20/47	43	41,677
4.000%	12/20/47	224	218,697
4.000%	01/20/48	1,483	1,447,444
4.000%	02/20/49	221	214,521
4.000%	09/20/52	154	147,895
4.000%	10/20/52	124	118,918
4.500%	05/20/40	317	321,210

A33

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	12/20/40	337	$341,517
4.500%	11/20/46	85	86,148
4.500%	08/20/48	371	370,292
4.500%	04/20/49	32	31,918
4.500%	05/20/52	25,596	25,223,161
4.500%	06/20/52	15,775	15,541,336
4.500%	09/20/52	518	509,904
4.500%	12/20/52	149	146,774
5.000%	06/20/48	19	19,440
5.000%	11/20/52	495	496,130
5.500%	01/20/53	149	151,234
Resolution Funding Corp. Principal Strips, Bonds
3.479%(s)	04/15/30	90	67,683
Tennessee Valley Authority Generic Strips, Bonds
4.083%(s)	03/15/33	205	132,751
4.148%(s)	09/15/30	805	580,981

Total U.S. Government Agency Obligations (cost $2,153,156,066)			2,159,252,042
U.S. Treasury Obligations — 5.0%
U.S. Treasury Bonds
2.250%	08/15/49	33,560	25,227,681
2.250%	02/15/52	19,600	14,623,438
2.375%	11/15/49	83,645	64,628,832
2.750%	08/15/47(k)	27,900	23,191,875
2.750%	11/15/47(h)	134,250	111,700,195
3.000%	02/15/48	49,895	43,517,795
3.625%	02/15/53(a)	13,000	12,908,594
3.875%	02/15/43(a)	4,290	4,328,208
4.000%	11/15/52	16,120	17,114,906
U.S. Treasury Notes
3.500%	02/15/33(a)	27,455	27,502,188
4.125%	01/31/25(a)	27,000	26,993,672

Total U.S. Treasury Obligations (cost $354,212,165)			371,737,384

Total Long-Term Investments (cost $7,614,320,391)			7,599,412,406

	Shares
Short-Term Investments — 3.4%
Affiliated Mutual Fund — 2.8%
PGIM Institutional Money Market Fund (cost $207,803,844; includes $207,213,895 of cash collateral for securities on loan)(b)(we)	207,920,240	207,816,280
Unaffiliated Fund — 0.6%
Dreyfus Government Cash Management (Institutional Shares)	45,353,226	45,353,226
(cost $45,353,226)

Total Short-Term Investments (cost $253,157,070)		253,169,506

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—105.0% (cost $7,867,477,461)		7,852,581,912
Value
Options Written*~ — (0.0)%
(premiums received $316,406)	$(95,244)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—105.0% (cost $7,867,161,055)	7,852,486,668

Liabilities in excess of other assets(z) — (5.0)%	(377,277,551)

Net Assets — 100.0%	$7,475,209,117

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TD	The Toronto-Dominion Bank

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $16,924,557 and 0.2% of net assets.

A34

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $204,240,144; cash collateral of $207,213,895 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $27,054,356. The aggregate value of $20,433,491 is 0.3% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.500%	TBA	04/13/23	$(48,500)		$(41,800,937)
Federal National Mortgage Assoc.	3.000%	TBA	05/11/23	(48,500)		(43,562,558)
Federal National Mortgage Assoc.	3.500%	TBA	05/11/23	(76,500)		(71,130,058)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $155,084,355)						$(156,493,553)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
FNMA TBA 5.50%	Call	BOA	04/06/23	$100.75		—		25,000	$(95,113)
FNMA TBA 5.50%	Put	BOA	04/06/23	$99.03		—		50,000	(131)
Total Options Written (premiums received $316,406)									$(95,244)
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,974	2 Year U.S. Treasury Notes	Jun. 2023	$407,538,471	$4,432,057
5,226	5 Year U.S. Treasury Notes	Jun. 2023	572,287,815	7,403,272
1,587	20 Year U.S. Treasury Bonds	Jun. 2023	208,144,969	5,129,898
176	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	24,838,000	(63,146)
				16,902,081
Short Positions:
248	5 Year Euro-Bobl	Jun. 2023	31,704,533	(731,123)
150	10 Year Euro-Bund	Jun. 2023	22,097,772	(746,824)
A35

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Futures contracts outstanding at March 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
5,882	10 Year U.S. Treasury Notes	Jun. 2023	$675,970,498	$(14,516,902)
				(15,994,849)
				$907,232
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/04/23	BNP	GBP	36,402	$44,666,013	$44,909,607	$243,594	$—
Canadian Dollar,
Expiring 04/04/23	MSI	CAD	6,708	4,893,756	4,963,583	69,827	—
Euro,
Expiring 04/04/23	SSB	EUR	5,147	5,548,689	5,582,796	34,107	—
Expiring 04/04/23	TD	EUR	93,993	101,315,393	101,957,928	642,535	—
				$156,423,851	$157,413,914	990,063	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/04/23	MSI	GBP	36,402	$44,103,306	$44,909,607	$—	$(806,301)
Expiring 05/02/23	BNP	GBP	36,402	44,691,203	44,935,794	—	(244,591)
Canadian Dollar,
Expiring 04/04/23	SSB	CAD	6,708	4,956,737	4,963,583	—	(6,846)
Expiring 05/02/23	MSI	CAD	6,708	4,895,687	4,965,688	—	(70,001)
Euro,
Expiring 04/04/23	TD	EUR	99,140	105,699,400	107,540,723	—	(1,841,323)
Expiring 05/02/23	TD	EUR	93,993	101,478,660	102,119,156	—	(640,496)
				$305,824,993	$309,434,551	—	(3,609,558)
						$990,063	$(3,609,558)
Credit default swap agreements outstanding at March 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	10,045	$(143,678)	$(360,340)	$216,662	BARC
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery
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AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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